Taxation - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxation
Gross unrecognized tax benefits	$ 285	$ 0
Amount recognized and affect the effective tax rate	285	0
Interest accrued for unrecognized tax benefits	1	0
Penalties accrued for unrecognized tax benefits	200	0
Interest and penalties accrued for unrecognized tax benefits	$ 201	$ 0
People's Republic of China
Taxation
Term of tax returns	5 years
Hong Kong
Taxation
Term of tax returns	6 years
Singapore
Taxation
Term of tax returns	5 years
Malaysia
Taxation
Term of tax returns	7 years
Thailand
Taxation
Term of tax returns	5 years
Philippines
Taxation
Term of tax returns	3 years